Risk information - Total net exposures (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2021	Dec. 31, 2020
Sub-classifications of financial information
Net exposure	kr 372.5	kr 359.5
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 185.5	kr 185.5
Percentage of net exposures	49.80%	51.60%
Regional governments
Sub-classifications of financial information
Net exposure	kr 15.3	kr 12.3
Percentage of net exposures	4.10%	3.40%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 3.0	kr 3.5
Percentage of net exposures	0.80%	1.00%
Public sector entity
Sub-classifications of financial information
Net exposure	kr 5.4	kr 4.2
Percentage of net exposures	1.40%	1.20%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 41.2	kr 30.9
Percentage of net exposures	11.10%	8.60%
Corporates
Sub-classifications of financial information
Net exposure	kr 122.1	kr 123.1
Percentage of net exposures	32.80%	34.20%
Interest-bearing securities and lending
Sub-classifications of financial information
Net exposure	kr 306.4	kr 292.1
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Sub-classifications of financial information
Net exposure	kr 136.1	kr 131.6
Percentage of net exposures	44.40%	45.00%
Interest-bearing securities and lending | Regional governments
Sub-classifications of financial information
Net exposure	kr 14.3	kr 12.3
Percentage of net exposures	4.70%	4.20%
Interest-bearing securities and lending | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 3.0	kr 3.5
Percentage of net exposures	1.00%	1.20%
Interest-bearing securities and lending | Public sector entity
Sub-classifications of financial information
Net exposure	kr 5.4	kr 4.2
Percentage of net exposures	1.70%	1.50%
Interest-bearing securities and lending | Financial institutions
Sub-classifications of financial information
Net exposure	kr 34.9	kr 24.5
Percentage of net exposures	11.40%	8.40%
Interest-bearing securities and lending | Corporates
Sub-classifications of financial information
Net exposure	kr 112.7	kr 116.0
Percentage of net exposures	36.80%	39.70%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 66.1	kr 67.4
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 49.4	kr 53.9
Percentage of net exposures	74.80%	80.00%
Committed undisbursed loans, derivatives, etc. | Regional governments
Sub-classifications of financial information
Net exposure	kr 1.0
Percentage of net exposures	1.50%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure		kr 0.0
Percentage of net exposures		0.00%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 6.3	kr 6.4
Percentage of net exposures	9.50%	9.50%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 9.4	kr 7.1
Percentage of net exposures	14.20%	10.50%